COMMITMENTS AND CONTINGENT LIABILITIES (Purchase obligation) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 19,619	[1]
2018 and thereafter	206
Total	$ 19,825

[1]	Consists of purchase obligations to certain suppliers.